Liability under insurance contracts and reinsurance contracts - Summary of reconciliation of changes in insurance contracts by remaining coverage and incurred claims for which the applying the premium distribution approach (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets	₩ 88,772
Beginning balance, Reinsurance contract liabilities	62,803
Reinsurance revenue	2,899,599	₩ 2,741,730	₩ 6,484,523
Reinsurance finance income and expense, Other comprehensive income	(28,283)	46,320
Reinsurance finance income and expense	(516,097)	807,964	0
Ending balance, Reinsurance contract assets	88,353	88,772
Ending balance, Reinsurance contract liabilities	93,240	62,803
Insurance contracts to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Reinsurance revenue	39,641	10,264
Insurance contracts to which premium allocation approach has been applied [member] | Reinsurance contracts held [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets	29,755	0
Beginning balance, Reinsurance contract liabilities	(33)	0
Beginning balance, Net reinsurance contract assets (liabilities)	29,722	0
Reinsurance revenue, Accrued reinsurance amount	2,892	606
Reinsurance revenue, Changes in incident fulfillment cash flow	1,441	686
Reinsurance revenue, Etc.	217	0
Reinsurance revenue	4,550	1,292
Reinsurance service expense	(10,104)	(1,582)
Recovery of investment elements and reinsurance premiums	0	0
Reinsurance finance income and expense, Current profit or loss	945	249
Reinsurance finance income and expense, Other comprehensive income	10	0
Reinsurance finance income and expense	955	249
Cash flow for the period, Reinsurance premium paid	3,716	14,052
Cash flow for the period, Recovery of reinsurance proceeds and other reinsurance profits	(1,079)	(447)
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	0	0
Cash flow for the period	2,637	13,605
Business Combination		16,158
Other increase/decrease	(2,299)
Ending balance, Reinsurance contract assets	25,539	29,755	0
Ending balance, Reinsurance contract liabilities	(78)	(33)	0
Ending balance, Net reinsurance contract assets (liabilities)	25,461	29,722	0
Insurance contracts to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | Present value estimate of future cash flows [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets	2,659	0
Beginning balance, Reinsurance contract liabilities	(33)	0
Beginning balance, Net reinsurance contract assets (liabilities)	2,626	0
Reinsurance revenue, Accrued reinsurance amount	2,813	614
Reinsurance revenue, Changes in incident fulfillment cash flow	318	667
Reinsurance revenue, Etc.	0	0
Reinsurance revenue	3,131	1,281
Reinsurance service expense	0	0
Recovery of investment elements and reinsurance premiums	0	0
Reinsurance finance income and expense, Current profit or loss	27	(6)
Reinsurance finance income and expense, Other comprehensive income	9	0
Reinsurance finance income and expense	36	(6)
Cash flow for the period, Reinsurance premium paid	0	0
Cash flow for the period, Recovery of reinsurance proceeds and other reinsurance profits	(1,079)	(447)
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	0	0
Cash flow for the period	(1,079)	(447)
Business Combination		1,798
Other increase/decrease	(489)
Ending balance, Reinsurance contract assets	4,244	2,659	0
Ending balance, Reinsurance contract liabilities	(19)	(33)	0
Ending balance, Net reinsurance contract assets (liabilities)	4,225	2,626	0
Insurance contracts to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | Risk adjustment for non-financial risks [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets	120	0
Beginning balance, Reinsurance contract liabilities	0	0
Beginning balance, Net reinsurance contract assets (liabilities)	120	0
Reinsurance revenue, Accrued reinsurance amount	79	(8)
Reinsurance revenue, Changes in incident fulfillment cash flow	(71)	84
Reinsurance revenue, Etc.	0	0
Reinsurance revenue	8	76
Reinsurance service expense	0	0
Recovery of investment elements and reinsurance premiums	0	0
Reinsurance finance income and expense, Current profit or loss	3	0
Reinsurance finance income and expense, Other comprehensive income	1	0
Reinsurance finance income and expense	4	0
Cash flow for the period, Reinsurance premium paid	0	0
Cash flow for the period, Recovery of reinsurance proceeds and other reinsurance profits	0	0
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	0	0
Cash flow for the period	0	0
Business Combination		44
Other increase/decrease	(28)
Ending balance, Reinsurance contract assets	104	120	0
Ending balance, Reinsurance contract liabilities	0	0	0
Ending balance, Net reinsurance contract assets (liabilities)	104	120	0
Insurance contracts to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | Excluding loss recovery factors [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets	26,901	0
Beginning balance, Reinsurance contract liabilities	0	0
Beginning balance, Net reinsurance contract assets (liabilities)	26,901	0
Reinsurance revenue, Accrued reinsurance amount	0	0
Reinsurance revenue, Changes in incident fulfillment cash flow	0	0
Reinsurance revenue, Etc.	217	0
Reinsurance revenue	217	0
Reinsurance service expense	(10,104)	(1,582)
Recovery of investment elements and reinsurance premiums	0	0
Reinsurance finance income and expense, Current profit or loss	915	255
Reinsurance finance income and expense, Other comprehensive income	0	0
Reinsurance finance income and expense	915	255
Cash flow for the period, Reinsurance premium paid	3,716	14,052
Cash flow for the period, Recovery of reinsurance proceeds and other reinsurance profits	0	0
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	0	0
Cash flow for the period	3,716	14,052
Business Combination		14,176
Other increase/decrease	(1,733)
Ending balance, Reinsurance contract assets	19,971	26,901	0
Ending balance, Reinsurance contract liabilities	(59)	0	0
Ending balance, Net reinsurance contract assets (liabilities)	19,912	26,901	0
Insurance contracts to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | Loss recovery factor [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets	75	0
Beginning balance, Reinsurance contract liabilities	0	0
Beginning balance, Net reinsurance contract assets (liabilities)	75	0
Reinsurance revenue, Accrued reinsurance amount	0	0
Reinsurance revenue, Changes in incident fulfillment cash flow	1,194	(65)
Reinsurance revenue, Etc.	0	0
Reinsurance revenue	1,194	(65)
Reinsurance service expense	0	0
Recovery of investment elements and reinsurance premiums	0	0
Reinsurance finance income and expense, Current profit or loss	0	0
Reinsurance finance income and expense, Other comprehensive income	0	0
Reinsurance finance income and expense	0	0
Cash flow for the period, Reinsurance premium paid	0	0
Cash flow for the period, Recovery of reinsurance proceeds and other reinsurance profits	0	0
Cash flow for the period, Receipt of investment elements and recovery of reinsurance premiums	0	0
Cash flow for the period	0	0
Business Combination		140
Other increase/decrease	(49)
Ending balance, Reinsurance contract assets	1,220	75	0
Ending balance, Reinsurance contract liabilities	0	0	0
Ending balance, Net reinsurance contract assets (liabilities)	₩ 1,220	₩ 75	₩ 0